Quarterly Financial Summary (Unaudited) - Schedule of Unaudited Quarterly Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 76,436	$ 56,312	$ 44,147	$ 52,673	$ 65,436	$ 50,783	$ 36,253	$ 38,941	$ 135,134	$ 229,567	$ 191,413
Gross profit	45,320	32,478	25,137	29,300	35,029	26,002	19,108	20,190	61,450	132,235	100,329
Net income (loss)	6,601	(2,377)	(2,715)	3,804	2,427	(748)	1,363	1,315	(9,286)	5,313	4,357
Net income (loss) attributable to common stockholders	$ 6,378	$ (373,605)	$ (96,389)	$ (34,143)	$ (39,706)	$ (4,701)	$ (1,623)	$ (1,580)	$ (19,573)	$ (497,535)	$ (47,610)
Net income (loss) per share:
Basic	$ 0.15	$ (73.13)	$ (117.31)	$ (69.57)	$ (1,151.13)	$ (154.42)	$ (58.82)	$ (57.26)	$ (709.35)	$ (39.47)	$ (1,559.81)
Diluted	$ 0.13	$ (73.13)	$ (117.31)	$ (69.57)	$ (1,151.13)	$ (154.42)	$ (58.82)	$ (57.26)	$ (709.35)	$ (39.47)	$ (1,559.81)